Accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Functional and presentation currency
3.1	Functional and presentation currency

The consolidated financial statements are presented in Brazilian Reais. However, the functional currency of Cosan Limited is the U.S. Dollar (U.S.$). The Brazilian Real is the functional currency of Cosan S.A., Cosan Logística, its subsidiaries and joint ventures, located in Brazil, as it is the currency of the primary economic environment in which they operate, generate and expend cash. The main functional currency for the subsidiaries located outside Brazil is U.S. Dollar, Euro or the Pound Sterling.

Transactions in foreign currencies are translated to the respective functional currencies of each subsidiary using the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency using the exchange rate at the reporting date.

The assets and liabilities derived from foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to Brazilian Reais using the exchange rates at the reporting date. Income and expenses of foreign operations are translated to Brazilian Reais using the exchange rates at the dates of the transactions.

Foreign currency translation are recognized and presented in other comprehensive income (loss) in equity. However, if the foreign operation is a non-wholly owned subsidiary, then the relevant proportion of the translation difference is allocated to non-controlling interests. When a foreign operation is disposed of such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal.

These consolidated financial statements have been translated to the Brazilian Real using the following criteria:

a)	assets and liabilities have been translated using the exchange rate at the statement of financial position date;

b)	statement of profit or loss, comprehensive income and statement of cash flows have been translated using the monthly average exchange rate; and

c)	shareholders’ equity has been translated using the historical exchange rate.

Translation effects have been recognized in shareholders’ equity in “Foreign currency translation effects.”

The consolidated financial statements of each subsidiary included in these consolidated financial statements and equity method investments are prepared based on their respective functional currencies. For subsidiaries whose functional currency is a currency other than the Brazilian Real, asset and liability accounts are translated into the Company’s reporting currency using exchange rates in effect at the date of the statement of financial position, and income and expense items are translated using monthly average exchange rates and shareholders’ equity has been translated using the historical exchange rate. The resulting translation adjustments are reported in a separate component of shareholders’ equity, as cumulative translation adjustment.

The exchange rates of the Real (R$) for the functional currencies of its subsidiaries on December 31, 2018 and 2017 are:

Currency	December 31, 2018	December 31, 2017
United States dollar (USD)	3,8748	3,3080
Pound Sterling (GBP)	4,9617	4,4714
Euro (EUR)	4,4390	3,9693

Use of judgments and estimates
3.2	Use of judgments and estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue and expenses at the end of the reporting period. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis and recognized prospectively. Information about critical judgments, assumptions and estimation uncertainties in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

i.    Note 5.7 – Trade payables

ii.    Note 5.10 – Recognized fair value measurements

iii.    Note 9 – Investments in joint ventures

iv.    Notes 10.1 and 10.2 – Property, plant and equipment and intangible assets and goodwill

v.    Note 11.1 – Commitments

vi.    Note 13 – Income tax

vii.    Note 14 – Provision for legal proceedings

viii.    Note 22 – Post-employment benefits

ix.    Note 23 – Share-based payment

Changes in significant accounting policies
3.3	Changes in significant accounting policies

i.	IFRS 9 Financial Instruments

The Company applied IFRS 9 with the initial application date of January 1, 2018, retrospectively, except as described below:

•

the Company has adopted the exception of not re-presenting comparative information from previous periods regarding the classification and measurement requirements (including impairment). Differences in the balances of financial assets and liabilities arising from the adoption of IFRS9 were recorded in retained earnings and reserves on January 1, 2018. Thus, the information presented for 2017 generally does not reflect the requirements of IFRS 9, but the requirements of IAS 39;

•

certain definitions were made based on the facts and circumstances existing at the date of initial application: i) determination of the business model in which a financial asset is held; ii) the designation and revocation of prior designations of certain financial assets and liabilities as measured at fair value through profit or loss; and

•

all hedge relationship designations in accordance with IAS 39 existing as of December 31, 2017 meet the hedging criteria in accordance with IFRS 9 as of January 1, 2018 and are therefore designated as continuing hedge relationships.

The total impact on the Company’s financial position as at January 1, 2018 is as follows:

Assets
Trades receivables	(10,932)
Investments in joint ventures	(1,340)
Deferred tax	3,584
Equity
Retained earnings	8,688

Financial assets and liabilities

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when its terms are modified, and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Cash and cash equivalents

Accounting policy

Cash and cash equivalents comprise cash balances, call deposits and highly liquid short-term investments with maturities of three months or less from the acquisition date that are subject to an insignificant risk of changes in their fair value.

Investments in securities

Accounting policy

Marketable securities are measured and classified at fair value through profit or loss. Restricted cash are measured and classified at amortized cost, both of them with the average maturity of government bonds between two and five years, however they can be promptly redeemed and are subject to an insignificant risk of change in value.

Trade receivables

Accounting policy

Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Company holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

To measure the expected credit losses and trade receivables have been grouped based on shared credit risk characteristics and overdue. The provision allowance for doubtful accounts is recorded in selling expense.

The expected loss rates are based on the corresponding historical credit losses experienced within this period. The historical loss rates may be adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables. The Company has identified the interest rate implicit in the contract to be the most relevant factor, and accordingly adjusts the historical loss rates based on expected changes in this factor.

Related party transactions

Accounting policy

Sales and purchases involving related parties are made at regular market prices. The outstanding balances at year-end are not guaranteed nor subject to interest, and they are settled in cash. There were no guarantees given or received regarding any accounts receivable or payable involving related parties. In the year ended December 31, 2018, the Company did not account for any impairment of trade receivable related to amounts owed by related parties.

Borrowings

Accounting policy

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost.

Borrowings are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Financial guarantee contracts issued by the Company are initially measured at their fair values and, if not designated as at fair value through profit or loss, are subsequently measured at the higher of:

i.	the amount of the obligation under the contract; and

ii.	the amount initially recognized less, where appropriate, cumulative amortization recognized in accordance with the revenue recognition policies.

Leases

Accounting policy

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. The classification of the lease as operational or financial is determined based on an evaluation of the terms and conditions of the contracts. The Company identified the cases in which it assumes substantially all the risks and benefits of ownership of the said assets, recording such cases as a financial lease.

Trade payable	Accounting policy Trade payables are unsecured and are usually paid within 30 days of recognition.
Derivatives

Accounting policy

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Company designates certain derivatives as either:

i.	hedges of the fair value of recognized assets or liabilities or a firm commitment (fair value hedges); or

ii.	hedges of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions (cash flow hedges).

At inception of the hedge relationship, the Company documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Company documents its risk management objective and strategy for undertaking its hedge transactions. Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognized immediately in profit or loss and are included in other gains / (losses).

The fair values of derivative financial instruments designated in hedge relationships are disclosed below. The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months; it is classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be highly effective in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk, and whether the actual results of each hedge are within a range of 60% to 140% (80% — 125% until December 31, 2017).

Fair value of financial assets and liabilities

Accounting policy

When the fair value of financial assets and liabilities cannot be derived from active markets, their fair value is determined using valuation techniques including the discounted cash flow model. The inputs to these models are taken from observable markets where possible, but when this is not feasible, a degree of judgment is required in determining fair values. Judgment is required in the determination of inputs such as liquidity risk, credit risk and volatility. Changes in these variables could affect the reported fair value of financial instruments.

Current tax assets

Accounting policy

Current tax assets primarily include (i) tax effects which are recognized in the consolidated statement of profit or loss when the asset is sold to a third-party or recovered through amortization of the asset’s remaining economic life; and (ii) income tax receivables that are expected to be recovered either as refunds from taxing authorities or as a reduction to future tax obligations.

Inventories

Accounting policy

Inventories are stated at the lower of cost and net realizable value (net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale). Cost comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated based on normal operating capacity. Costs are assigned to individual items of inventory based on weighted average costs.

Appropriate allowance is made for risks associated with holding and selling inventories due to obsolescence. Inventories are written down further when their net realizable value falls below cost.

Investments in subsidiaries and associates

Accounting policy

a)	Subsidiaries

Subsidiaries are all entities over which the Company has control. Subsidiaries are fully consolidated from the date of acquisition of control and continue to be consolidated until the date that control ceases to exist. They are deconsolidated from the date that control ceases.

The financial statements of subsidiaries are prepared for the same reporting period as that of the parent company, using consistent accounting policies. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are similarly eliminated, but only to the extent that there is no evidence of impairment.

b)	Associates

Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies.

Investments in associates are accounted for under the equity method and are recognized initially at cost. The cost of the investment includes transaction costs.

Under the equity method of accounting, the share attributable to the Company of the profit or loss for the period of such investments is accounted for in the statement of profit or loss, in “Equity in investees.” Unrealized gains and losses arising on transactions between the Company and the investees are eliminated based on the percentage of interest held in such investees. The other comprehensive income of subsidiaries, associates and jointly controlled entities is recorded directly in the Company’s shareholders’ equity, in “Other comprehensive income.”

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are similarly eliminated, but only to the extent that there is no evidence of impairment.

Subsidiaries

Accounting policy

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – that is, as transactions with the owners in their capacity as owners.

Set out below is summarized financial information for each subsidiary that has non-controlling interests that are material to the group. The amounts disclosed for each subsidiary are before inter-company eliminations.

Concession payable

Accounting policy

Concessions represent arrangements between a public sector grantor and the subsidiary Rumo to operate a rail network consisting of four concessions that extend over approximately 12,000 kilometers of railway lines. Revenue from providing the service is received directly from the customers, through to logistic service.

The concession right generally means that the Rumo has an exclusive right to provide the service under the concession for a given period, after which the infrastructure assigned to the concession and required to provide the service is returned to the concession grantor, generally for no consideration. The concession arrangement must provide for the management or operation of the infrastructure. Another common feature is the existence of obligations to acquire or construct all the items required to provide the concession service over the concession term.

These concessions right is initially recognized with an intangible at cost (see Note 10.2), with cost understood to be the fair value of the service provided plus other direct costs that are directly attributable to the operation. They are then amortized over the duration of the concession.

Other taxes payable

Accounting policy

The Company is subject to different taxes and levies such as municipal, estate and federal taxes, tax on deposits to and withdrawals from bank accounts, turnover taxes, regulatory fees and income taxes, among other, that represent an expense for the Company. It is also subject to other taxes over its activities that generally do not represent an expense.

Income taxes

Accounting policy

The income taxes rate is 34%. Current tax and deferred tax are recognized in profit or loss except for some transactions that are recognized directly in equity or in other comprehensive income.

Earnings per share

Accounting policy

a)	Basic earnings per share

Basic earnings per share is calculated by dividing:

i.	the profit attributable to owners of the company, excluding any costs of servicing equity other than ordinary shares; and

ii.

by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements (share-based payment) in ordinary shares issued during the year and excluding treasury shares (Note 15).

b)	Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account:

i.	the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares; and

ii.	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

Revenue

Accounting policy

The Company recognizes revenues from the following main sources:

i.	Sale of products

The Company operates in the production and distribution of lubricants including the brands Mobil and Comma, as well as the production and distribution of biomass pellets. Products are sold in contracts identified with individual customers and in sets, as a package of goods or services.

The Company recognizes sales revenues upon delivery to the customer as long as revenue and costs can be measured reliably, receipt of the consideration is probable and there is no continuous involvement of management with the products. Delivery is considered to be the moment when the customer accepts the goods, and the risks and benefits related to the property are transferred.

Some lubricant sales contracts cannot be purchased separately from a package of services. However, the goods and services are clearly distinct in the contracts. This sales modality represents two separate performance obligations and therefore revenue will be recognized for each of these performance obligations when control of the respective goods and services is transferred to the customer. The transaction price be allocated to different performance obligations based on the independent selling price, in which revenues are identified, measured and recorded separately.

Trade incentives, including cash incentives, discounts and volume rebates, and free or discounted goods or services, are accounted for as a reduction of revenue.

Discounts, rebates, credits, price concessions, performance bonuses and similar incentives are treated as variable consideration and included in the transaction price at the company’s best estimate, and is included in revenue to the extent that it is highly probable that there will be no significant reversal of the cumulative amount of revenue when any pricing uncertainty is resolved.

ii.	Services provided

The Company provides gas distribution services through the subsidiary Comgás and logistics services through the subsidiary Cosan Logística. The fair value and selling prices of individual services are broadly similar.

iii.	Billed revenue

The company provides gas distribution services through the subsidiary Comgás. Fair value and service selling prices are conveniently released and recognized when its value is measured reliably, recognized as having no result at the same volume as those delivered to customers based on the monthly measurements performed.

iv.	Unbilled revenue

Refers to the portion of gas supplied for which metering and billing to customers have not yet occurred. This amount is estimated based on the period between measurement and the last day of the month.

The actual volume billed may be different from estimates. The Company believes that, based on its historical experience with similar operation, the unbilled estimated amount will not significantly differ from actual amounts.

v.	Services rendered

Are recognized when the amount of revenue can be measured reliably, when it is probable that the economic benefits associated with the transaction will flow to the Company, when the stage of completion of the transaction at the end of the reporting period can be measured reliably, as well as when its amount and related costs can be measured reliably. Service prices are established based on service orders or contracts. Services for which payment is made in advance are recorded as deferred revenue in other liabilities and recognized in revenue when the services are rendered.

vi.	Deferred revenue

Consists in advances received from clients seeking investment in fixed assets in return for a rail service contract requiring future performance of services by the Company.

vii.	Infrastructure concessions

The construction of the infrastructure necessary for gas distribution is considered a construction service rendered to the Conceding Authority, and the related income is recognized in profit or loss at finishing stage of the work.

Construction costs are recognized by reference to the stage of completion of the construction activity at the end of the reporting period, and are included in cost of sales.

Financial risk management

This note explains the Company’s exposure to financial risks and how these risks could affect the group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

Risk	Exposure arising from	Measurement	Management
Market risk – foreign exchange	(i) Future commercial transactions. (ii) Recognized financial assets and liabilities not denominated in Brazilian Reais.	(i) Cash flow forecasting (ii) Sensitivity analysis	Foreign currency forwards and foreign currency options
Market risk – interest rate	Cash and cash equivalents, marketable securities, restricted cash, loans, borrowings and debentures, leases, derivative and real state credit certificates	(i) Sensitivity analysis	Interest rate swaps
Credit risk	Cash and cash equivalents, marketable securities, restricted cash, trade receivables, derivatives, receivables from related parties and dividends	(i) Aging analysis (ii) Credit ratings	Diversification of bank deposits, credit limits and letters of credit
Liquidity risk	Loans, borrowings and debentures, trade payables, other financial liabilities, REFIS, leases, derivative, real state credit certificates, payables to related parties and dividends	(i) Rolling cash flow forecasts	Availability of committed credit lines and borrowing facilities

Post-employment benefits

Accounting policy

The cost of defined benefit pension plans and other post-employment and the present value of the pension obligation is determined using actuarial valuations. An actuarial valuation involves the use of various assumptions which may differ from actual results in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. A defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed by management at each reporting date.

Share-based payment

Accounting policy

The fair value of share-based payment benefits at the grant date is recognized as employee benefit expense with a corresponding increase in shareholders’ equity for the period in which employees unconditionally acquire the right to benefits.

The amount recognized as an expense is adjusted to reflect the number of shares for which there is an expectation that the conditions of service and non-market acquisition conditions will be met in such a way that the amount finally recognized as an expense is based on the number of actions that actually meet the conditions of the service and non-market acquisition conditions on the date the vesting date is acquired. For non-vesting share-based payment benefits, the fair value on the grant date of the share-based payment is measured to reflect such conditions and there is no change to the difference between expected and actual benefits.

The plans have been administered by the Board of Directors of each Company, at its option, by a Committee, within the limits established in the guidelines for the elaboration and structuring of each plan and in the applicable legislation.